Note 33 - Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Total countries [Domain Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		€ (803)	[1]	€ (418)	[2]
Total countries [Domain Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		18,120		18,646
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		276		296
Interest cost		389		379
Past service cost and gain or loss arising from settlements		10		(16)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		1,940		(434)
Actuarial gain or loss arising from changes in demographic assumptions		8		45
Actuarial gain or loss arising from experience		143		(30)
Cash flow and other changes [Abstract]
Contributions by plan participants		21		19
Benefits paid	[3]	(782)		(803)
Payments in respect to settlements		(11)		(11)
Acquisitions/Divestitures, Cashflows and other changes		0		(2)
Exchange rate changes		299		31
Other, Cash Flow and Other Changes		5		0
Change in the present value of the defined benefit obligation: Balance, end of year		20,418		18,120
thereof, Reconciliation
Unfunded		347		315
Funded		20,071		17,805
Total countries [Domain Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		17,727		18,211
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		386		375
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		719		(655)
Cash flow and other changes [Abstract]
Contributions by plan participants		22		19
Contributions by the employer		1,205		558
Benefits paid		(751)		(767)
Payments in respect to settlements		0		(12)
Acquisitions/Divestitures, Cashflows and other changes		0		(2)
Exchange rate changes		353		6
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(6)		(6)
Change in fair value of plan assets: Balance, end of year		19,655		17,727
Funded status, end of year		(763)		(393)		€ (393)
Total countries [Domain Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		(25)		(44)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		(14)		20
Cash flow and other changes [Abstract]
Exchange rate changes		(1)		(1)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		(40)		(25)
Germany [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		(1,355)		(1,076)
Germany [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		11,953		12,090
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		192		204
Interest cost		201		203
Past service cost and gain or loss arising from settlements		19		(33)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		1,179		(135)
Actuarial gain or loss arising from changes in demographic assumptions		125	[4]	98
Actuarial gain or loss arising from experience		43		(38)
Cash flow and other changes [Abstract]
Contributions by plan participants		4		3
Benefits paid	[3]	(446)		(437)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		(2)
Exchange rate changes		0		0
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		13,270		11,953
thereof, Reconciliation
Unfunded		0		0
Funded		13,270		11,953
Germany [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		10,877		11,003
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		185		187
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		137		(351)
Cash flow and other changes [Abstract]
Contributions by plan participants		4		3
Contributions by the employer		1,158		473
Benefits paid		(446)		(437)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		(1)
Exchange rate changes		0		0
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		0		0
Change in fair value of plan assets: Balance, end of year		11,915		10,877
Funded status, end of year		(1,355)		(1,076)		(1,076)
Germany [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
UK [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		928		1,016
UK [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		3,868		4,176
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		26		30
Interest cost		106		104
Past service cost and gain or loss arising from settlements		3		18
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		582		(187)
Actuarial gain or loss arising from changes in demographic assumptions		(105)		(48)
Actuarial gain or loss arising from experience		113		(7)
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid	[3]	(154)		(176)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		248		(42)
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		4,687		3,868
thereof, Reconciliation
Unfunded		16		10
Funded		4,671		3,858
UK [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		4,884		5,202
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		134		130
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		448		(218)
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Contributions by the employer		0		0
Benefits paid		(153)		(175)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		304		(53)
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(2)		(2)
Change in fair value of plan assets: Balance, end of year		5,615		4,884
Funded status, end of year		928		1,016		1,016
UK [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
US [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		(275)		(263)
US [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		1,337		1,401
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		14		17
Interest cost		56		49
Past service cost and gain or loss arising from settlements		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		112		(89)
Actuarial gain or loss arising from changes in demographic assumptions		(11)		(3)
Actuarial gain or loss arising from experience		(8)		11
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid	[3]	(109)		(114)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		27		65
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		1,418		1,337
thereof, Reconciliation
Unfunded		210		193
Funded		1,208		1,144
US [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		1,074		1,091
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		44		38
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		80		(53)
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Contributions by the employer		22		52
Benefits paid		(96)		(102)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		22		52
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(3)		(4)
Change in fair value of plan assets: Balance, end of year		1,143		1,074
Funded status, end of year		(275)		(263)		(263)
US [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
Other [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized		(101)		(95)
Other [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		962		979
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		44		45
Interest cost		26		23
Past service cost and gain or loss arising from settlements		(12)		(1)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		67		(23)
Actuarial gain or loss arising from changes in demographic assumptions		(1)		(2)
Actuarial gain or loss arising from experience		(5)		4
Cash flow and other changes [Abstract]
Contributions by plan participants		17		16
Benefits paid	[3]	(73)		(76)
Payments in respect to settlements		(11)		(11)
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		24		8
Other, Cash Flow and Other Changes		5		0
Change in the present value of the defined benefit obligation: Balance, end of year		1,043		962
thereof, Reconciliation
Unfunded		121		112
Funded		922		850
Other [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		892		915
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		23		20
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		54		(33)
Cash flow and other changes [Abstract]
Contributions by plan participants		18		16
Contributions by the employer		25		33
Benefits paid		(56)		(53)
Payments in respect to settlements		0		(12)
Acquisitions/Divestitures, Cashflows and other changes		0		(1)
Exchange rate changes		27		7
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(1)		0
Change in fair value of plan assets: Balance, end of year		982		892
Funded status, end of year		(61)		(70)		€ (70)
Other [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		(25)		(44)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		(14)		20
Cash flow and other changes [Abstract]
Exchange rate changes		(1)		(1)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		€ (40)		€ (25)

[1]	Thereof EUR1,011million recognized in Other assets and EUR1,814million in Other liabilities.
[2]	Thereof EUR1,097million recognized in Other assets and EUR1,515million in Other liabilities.
[3]	For funded plans only.
[4]	Resulting predominantly from updated mortality assumptions (modified Heubeck 2018G instead of Heubeck 2018G).